EMPLOYEE BENEFIT PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EMPLOYEE BENEFIT PLAN [Abstract]
Provisions for employee benefits under government-mandated defined contribution plan from continuing operation	$ 10,032	$ 11,769	$ 15,046
Provisions for employee benefits under government-mandated defined contribution plan from discontinuing operations	$ 621	$ 4,261	$ 12,487